Annual Fund Operating Expenses	Jan. 06, 2025
Genter Capital Dividend Income ETF | Genter Capital Dividend Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Expenses (as a percentage of Assets)	0.38%
Genter Capital International Dividend ETF | Genter Capital International Dividend ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.20%	[2]
Expenses (as a percentage of Assets)	0.40%

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.